Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (2,443,881)	$ (15,186,393)	$ (16,994,625)	$ (4,361,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,373	28,196	38,972	36,231
Stock based compensation	$ 564,399	10,783,948	11,667,361	9,877
Amortization of debt discount		4,592	4,592	60,581
Gain on sale of assets	$ (95,000)	$ (2,426)	$ (2,426)	(110)
Loss on abandonment of patents				9,340
Changes in assets and liabilities:
Deposits and other assets	$ 5,102	$ 1,989	$ 1,391	(54,516)
Prepaid expenses	$ 12,389	(50,194)	(5,482)	$ (3,197)
Inventory		28,099	28,099
Accrued payroll and payroll related expenses	$ 883,323	(198,989)	(218,619)	$ 77,683
Accounts payable	(16,626)	(153,510)	(40,328)	(29,867)
Accrued interest	$ 222	(101,553)	(101,553)	450,555
Fees payable to directors		(50,000)	(50,000)	(64,455)
Patent license payable		(10,000)	(10,000)	(15,833)
Other current liabilities		(12,613)	$ (12,613)	8,189
Lease settlement payable				(251,184)
Net cash used in operating activities	$ (1,070,699)	(4,918,854)	$ (5,695,231)	(4,127,871)
Cash flows from investing activities:
Purchases of property and equipment		(1,634)	(1,633)	(30,259)
Proceeds from sale of property and equipment	$ 10,000	$ 2,426	2,430	$ 110
Cash received on deposit of sale of equipment			85,000
(Increase) in intangible assets / Expenditures on patents	$ (21,852)	$ (20,419)	(26,670)	$ (29,696)
Net cash provided by (used in) investing activities	(11,852)	(19,627)	59,127	$ (59,845)
Cash flows from financing activities:
Proceeds from the issuance of common stock	1,430,000	3,923,798	3,923,798
Proceeds from the issuances of notes payable	$ 30,000	2,076,000	2,076,000	$ 5,550,403
Repayment of principal on notes payable		(550,408)	(550,408)	(1,148,076)
Net cash provided by financing activities	$ 1,460,000	5,449,390	5,449,390	4,402,327
NET (DECREASE) INCREASE IN CASH	377,449	510,909	(186,714)	214,611
Cash at the beginning of the year	35,696	222,410	222,410	7,799
Cash at the end of the period	$ 413,145	$ 733,319	$ 35,696	222,410
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued interest into notes payable				$ 467,438
Conversion of notes payable and accrued interest into common stock	$ 30,222	$ 11,125,167	$ 11,125,167
Conversion of accrued payroll and payroll related expenses into stock options	$ 970,069
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest		$ 188,382	$ 188,382	$ 234,400
Cash paid for income taxes